Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2020
Trade and Other Receivables
Schedule of trade and other receivables

	As of December 31,
	2019	2020
Trade receivables	9,463	5,113
VAT receivable	637	1,139
Accrued income	8,274	16,818
Insurance claims	1,400	4,236
Other receivables	5,126	8,917
Total	24,900	36,223